Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Mar. 31, 2023	Mar. 31, 2022
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 42,172	¥ 29,717
Payables under securities lending transactions	1,212	1,097
Obligations to return securities received as collateral	6,892	6,826
Total	50,276	37,640
Overnight and open
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	8,593	6,703
Payables under securities lending transactions	947	972
Obligations to return securities received as collateral	5,516	5,782
Total	15,056	13,457
30 days or less
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	23,546	17,050
Payables under securities lending transactions	191	95
Obligations to return securities received as collateral	642	450
Total	24,379	17,595
31 to 90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	8,393	3,934
Payables under securities lending transactions	5	29
Obligations to return securities received as collateral	404	437
Total	8,802	4,400
Over 90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	1,640	2,030
Payables under securities lending transactions	69	1
Obligations to return securities received as collateral	330	157
Total	¥ 2,039	¥ 2,188